SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues and Long-Lived Assets With in Geographic Areas

1.          Revenues:

	Year ended December 31,
	2023	2022	2021

North America	$14,835	$16,042	$15,902
Europe	11,393	10,396	8,913
APAC	3,863	6,571	8,387
South and Latin America	2,197	1,334	1,296
Israel	302	1,195	317
Others	202	20	101

	$32,792	$35,558	$34,916

2.          Long-lived assets:

	December 31,
	2023	2022

Israel	$65	$170
Europe	1,382	1,268
USA	1,791	1,764
Canada	11,164	11,375
Others	-	69

	$14,402	$14,646